Brumadinho's dam failure (Details) t in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 25, 2019 person item km t
Brumadinho's dam failure
Number of people who lost their lives or are missing | person					306
Mass of iron ore waste (in metric tons) | t					11.7
Tailings released extension (in km) | km					270
Number of extraordinary independent Consulting Committees established | item					3
Stockholders' remuneration paid | $	$ 1,876	$ 3,313	$ 1,456	$ 250